Equity (Details) - Schedule of Liability-Classified Warrants Outstanding $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) shares
Schedule of Liability Classified Warrants Outstanding [Abstract]
Number of warrants on common shares, Beginning Balance | shares
Amount, Beginning Balance | $
Number of warrants on common shares, Recognition of warrant liabilities | shares	92
Amount, Recognition of warrant liabilities | $	$ 3,674
Number of warrants on common shares, Change in fair value of warrants | shares
Amount, Change in fair value of warrants | $	$ (1,595)
Number of warrants on common shares, Ending Balance | shares	92
Amount, Ending Balance | $	$ 2,079